Share-based payment, Narrative - PureTech LLC Incentive Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment [Line Items]
Share-based payment expense	$ 10,718	$ 14,468	$ 12,637
Stock Incentive Plan [Member] | PureTech Health LLC
Share-based Payment [Line Items]
Share-based payment expense	$ 0	$ 0	$ 200